INCOME TAX: (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income taxes in respect of
Net operating loss carry forward	$ 8,142	$ 4,019
Research and development	1,773	2,121
Other	299	101
Less - valuation allowance	$ (10,214)	$ (6,241)	$ (4,484)	$ (3,797)
Net deferred tax assets